Information about Stock Options Outstanding (Detail) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Exercise price	$ 14.78	$ 20.63	$ 20.51	$ 20.30
Options outstanding, No. of Shares	308
Option currently exercisable, Exercise price	$ 34.29	$ 20.57	$ 21.28
Option currently exercisable, No. of Shares	298
Range One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, No. of Shares	16
Options outstanding, Weighted average remaining contractual life	6 years 11 months 19 days
Option currently exercisable, No. of Shares	8
Range One | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Exercise price	$ 5
Option currently exercisable, Exercise price	$ 5
Range Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, No. of Shares	284
Options outstanding, Weighted average remaining contractual life	2 years 4 months 6 days
Option currently exercisable, No. of Shares	282
Range Two | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Exercise price	$ 5
Option currently exercisable, Exercise price	5
Range Two | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Exercise price	50
Option currently exercisable, Exercise price	$ 50
Range Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, No. of Shares	8
Options outstanding, Weighted average remaining contractual life	29 days
Option currently exercisable, No. of Shares	8
Range Three | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Exercise price	$ 50
Option currently exercisable, Exercise price	50
Range Three | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Exercise price	100
Option currently exercisable, Exercise price	$ 100